Taxation (Details) - EUR (€) € in Millions	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2021	Mar. 31, 2020
Income Taxes [Abstract]
Tax expense		€ 14.4	€ 17.4
Applicable tax rate	2500.00%	1900.00%